Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Property, plant and equipment
A.	Property, plant and equipment
(1)	Recognition and measurement

Property, plant and equipment are measured at cost less accumulated depreciation.

Cost includes expenditures that are directly attributable to the acquisition of the asset.

(2)	Depreciation

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

%
Computers and peripherals and equipment	33
Office furniture and equipment	7 – 15
Leasehold improvements	The shorter of the lease term and the useful life

Financial instruments
B.	Financial instruments
(1)	Non-derivative financial assets

The Company initially recognizes receivables and debt instruments issued on the date that they are created. All other financial assets are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset and subsequent measured at amortized cost.

(2)	Non-derivative financial liabilities

Non-derivative financial liabilities include: (1) trade and other payables, which are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. Subsequent to initial recognition these financial liabilities are measured at amortized cost. And (2) liabilities in respect of pre-funded warrants which measured initially at fair value. Subsequent to initial recognition this financial liability is measured at fair value through profit and loss

(3)	Derivative financial liabilities

Derivatives are recognized initially at fair value. Attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are recognized in profit or loss, as financing income or expense. Inter alia, the Company implements the said accounting treatment to changes in the fair value of warrants that contain a cashless exercise mechanism. For further information, see Note 10.

(4)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of the shares are recognized as a deduction from equity.

Issuance of parcel of securities

The consideration received from the issuance of a parcel of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is the value of the equity component.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the parcel, as described above.

Research and Development
C.	Research and Development

Development expenditures, including patent registration costs, are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset.

As of December 31, 2023, no development expenditures have met the recognition criteria and thus the Company expensed all of its development expenditures as incurred.

Employee benefits
D.	Employee benefits
(1)	Post-employment benefits

The Company’s liability for severance pay for its employees is calculated pursuant to Israeli Severance Pay Law (1963) (the “Severance Pay Law”). The Company’s liability is covered by monthly deposits with severance pay funds and insurance policies. For all of the Company’s employees, the payments to pension funds and to insurance companies exempt the Company from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan. Accumulated amounts in pension funds and in insurance companies are not under the Company’s control or management and, accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated statements of financial position. Obligations for contributions to defined contribution pension plans are recognized as expenses in the period which related services are rendered by employees.

(2)	Share based payment

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at the grant date. The fair value is determined using an acceptable option pricing model. As for other service providers, the cost of each transaction is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration for equity instruments cannot be measured, such goods or services are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period in which the performance and/or service conditions are satisfied, ending on the date on which the relevant employees become fully entitled to the award (the “vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

The fair value of the amount payable to employees in respect of share appreciation rights, which are settled in cash, is recognized as an expense with a corresponding increase in the liability, over the period that the employees become unconditionally entitled to payment. The liability is re-measured at each reporting date until the settlement date. Any changes in the fair value of the liability are recognized as a salary expense in profit or loss.

The expense or income recognized in profit or loss represents the change between the cumulative expense recognized at the end of the reporting period and the cumulative expense recognized at the end of the previous reporting period.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

Income tax
E.	Income tax

Income tax includes current and deferred tax. Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognized for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that there will be future taxable profits against which such tax benefits can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

As of December 31, 2023, no deferred tax assets have been recorded since it is not probable that the Company will have future taxable income against which any tax losses, benefits or deductible temporary differences can be utilized.

Financing income and expenses
F.	Financing income and expenses

Financing income includes interest income and foreign currency gains or losses and revaluation of liability measured in fair value through profit or loss. Interest income is recognized as it accrues using the effective interest method. Financing expense includes mainly bank charges, interest on lease liability, foreign currency losses and issuance expenses.

Interest income or expense is recognized using the effective interest method. Generally, in calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the financial asset or to the amortized cost of the financial liability, as applicable.

In the statements of cash flows, interest received presented as part of cash flows from investing activities.